Summary of financial assets and liabilities denominated for foreign currencies (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Canada, Dollars
IfrsStatementLineItems [Line Items]
Cash	$ 107
Other working capital (deficit) items - net	(140)
Non-current financial assets
Non-current financial liabilities
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Cash	130
Other working capital (deficit) items - net	(5,218)
Non-current financial assets	401
Non-current financial liabilities
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash	54
Other working capital (deficit) items - net	(8,080)
Non-current financial assets
Non-current financial liabilities	(15,762)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Cash
Other working capital (deficit) items - net	(207)
Non-current financial assets
Non-current financial liabilities
United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Cash
Other working capital (deficit) items - net	19
Non-current financial assets	15
Non-current financial liabilities